May 16, 2024

BNY MELLON STRATEGIC FUNDS, INC.

- BNY Mellon Select Managers Small Cap Growth Fund

Supplement to Summary Prospectus, Prospectus and Statement of Additional Information

The Board of Directors of BNY Mellon Strategic Funds, Inc. (the "Company") has approved the liquidation of BNY Mellon Select Managers Small Cap Growth Fund (the "Fund"), a series of the Company, effective on or about July 26, 2024 (the "Liquidation Date"). Before the Liquidation Date, and at the discretion of Fund management, the Fund's portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax.

Accordingly, effective on or about June 21, 2024 (the "Closing Date"), the Fund will be closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date. The Fund will continue to accept subsequent investments until the Liquidation Date, except that subsequent investments made by check or pursuant to TeleTransfer or Automatic Asset Builder no longer will be accepted after July 16, 2024. However, subsequent investments by Individual Retirement Accounts and retirement plans sponsored by BNY Mellon Investment Adviser, Inc. or its affiliates (together, "BNYM Adviser Retirement Plans") pursuant to TeleTransfer or Automatic Asset Builder (but not by check) will be accepted after July 16, 2024.

Effective on the Closing Date, the front-end sales load applicable to purchases of the Fund's Class A shares will be waived on investments made in the Fund's Class A shares. In addition, as of that date, the contingent deferred sales charge ("CDSC") applicable to redemptions of Class C shares and Class A shares of the Fund will be waived on any redemption of such Fund shares.

To the extent subsequent investments are made in the Fund on or after the Closing Date, the Fund's distributor will not compensate financial institutions (which may include banks, securities dealers and other industry professionals) for selling Class C shares or Class A shares subject to a CDSC at the time of purchase.

Fund shares held on the Liquidation Date in BNYM Adviser Retirement Plans will be exchanged for Wealth shares of Dreyfus Government Cash Management ("DGCM"). Investors may obtain a copy of the Prospectus of DGCM by calling 1-800-373-9387.

6289STK0524

May 16, 2024

BNY MELLON STRATEGIC FUNDS, INC.

- BNY Mellon Select Managers Small Cap Value Fund

Supplement to Summary Prospectus, Prospectus and Statement of Additional Information

The Board of Directors of BNY Mellon Strategic Funds, Inc. (the "Company") has approved the liquidation of BNY Mellon Select Managers Small Cap Value Fund (the "Fund"), a series of the Company, effective on or about July 26, 2024 (the "Liquidation Date"). Before the Liquidation Date, and at the discretion of Fund management, the Fund's portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax.

Accordingly, effective on or about June 21, 2024 (the "Closing Date"), the Fund will be closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date. The Fund will continue to accept subsequent investments until the Liquidation Date, except that subsequent investments made by check or pursuant to TeleTransfer or Automatic Asset Builder no longer will be accepted after July 16, 2024. However, subsequent investments by Individual Retirement Accounts and retirement plans sponsored by BNY Mellon Investment Adviser, Inc. or its affiliates (together, "BNYM Adviser Retirement Plans") pursuant to TeleTransfer or Automatic Asset Builder (but not by check) will be accepted after July 16, 2024.

Effective on the Closing Date, the front-end sales load applicable to purchases of the Fund's Class A shares will be waived on investments made in the Fund's Class A shares. In addition, as of that date, the contingent deferred sales charge ("CDSC") applicable to redemptions of Class C shares and Class A shares of the Fund will be waived on any redemption of such Fund shares.

To the extent subsequent investments are made in the Fund on or after the Closing Date, the Fund's distributor will not compensate financial institutions (which may include banks, securities dealers and other industry professionals) for selling Class C shares or Class A shares subject to a CDSC at the time of purchase.

Fund shares held on the Liquidation Date in BNYM Adviser Retirement Plans will be exchanged for Wealth shares of Dreyfus Government Cash Management ("DGCM"). Investors may obtain a copy of the Prospectus of DGCM by calling 1-800-373-9387.

6246STK0524